Clockwise U.S. Core Equity ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 93.7%	Shares	Value
Consumer Discretionary Products - 3.4%
Tesla, Inc.(a)	968	$421,845
Toll Brothers, Inc.	500	69,270
		491,115
Consumer Staple Products - 1.9%
Altria Group, Inc.	4,000	278,320

Financial Services - 5.1%
Hut 8 Corp.(a)	2,439	304,460
Robinhood Markets, Inc. - Class A(a)	1,600	150,880
Visa, Inc. - Class A	850	277,406
		732,746

Industrial Products - 3.5%
Boeing Co.(a)	1,227	283,621
GE Aerospace	687	222,423
		506,044

Industrial Services - 1.0%
MasTec, Inc.(a)	395	149,456

Insurance - 2.1%
Berkshire Hathaway, Inc. - Class B(a)	625	296,550

Materials - 6.5%
Cameco Corp.	1,900	214,130
Newmont Corp.	3,970	435,946
Wheaton Precious Metals Corp.	2,110	279,786
		929,862
Media - 14.6%
Alphabet, Inc. - Class A	3,629	1,380,254
Meta Platforms, Inc. - Class A	674	426,312
Netflix, Inc.(a)	3,369	289,801
		2,096,367
Oil & Gas - 7.9%
Chevron Corp.	1,562	285,003
ConocoPhillips	2,483	283,012
Exxon Mobil Corp.	1,936	281,223
Phillips 66	1,600	281,408
		1,130,646

Retail & Wholesale - Discretionary - 6.4%
Amazon.com, Inc.(a)	2,824	$764,287
FirstCash Holdings, Inc.	687	151,078
		915,365
Software & Tech Services - 7.6%
Adobe, Inc.(a)	250	64,803
DocuSign, Inc.(a)	1,300	68,276
Manhattan Associates, Inc.(a)	450	67,522
Microsoft Corp.	1,966	885,172
		1,085,773
Tech Hardware & Semiconductors - 31.7%(b)
Apple, Inc.	4,559	1,422,682
Applied Materials, Inc.	699	314,592
ASML Holding NV	93	149,987
Broadcom, Inc.	1,418	633,520
Intel Corp.(a)	1,211	138,877
Micron Technology, Inc.	391	379,661
Nokia Oyj, ADR	9,165	136,009
NVIDIA Corp.	5,803	1,225,245
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	330	138,088
		4,538,661
Telecommunications - 1.0%
Viasat, Inc.(a)	1,700	137,054

Utilities - 1.0%
Evergy, Inc.	1,700	139,468

TOTAL COMMON STOCKS (Cost $11,652,253)		13,427,427

EXCHANGE TRADED FUNDS - 5.9%	Shares	Value
ProShares UltraPro Short QQQ ETF	16,834	641,039
ProShares UltraPro Short S&P 500	5,900	214,524
		855,563

TOTAL EXCHANGE TRADED FUNDS (Cost $993,842)		855,563

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(c)	25,544	25,544

TOTAL SHORT-TERM INVESTMENTS (Cost $25,544)		25,544

TOTAL INVESTMENTS - 99.8% (Cost $12,671,639)		$14,308,534
Other Assets in Excess of Liabilities - 0.2%		24,222
TOTAL NET ASSETS - 100.0%		$14,332,756

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.